Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Manufacturing and processing profits deduction	(0.40%)	(0.40%)
Foreign rate differentials	0.80%	0.50%
Losses not benefited	1.10%	1.20%
Utilization of losses previously not benefited	(0.10%)	(0.20%)
Earnings of equity accounted investees	(0.80%)	(1.00%)
Tax on repatriation of foreign earnings	2.10%	0.70%
Valuation allowance on deferred tax assets		(0.10%)
Austrian tax reform		1.20%
Write off of investments	(1.40%)
Research and development tax credits	(1.30%)	(1.60%)
Reserve for uncertain tax positions	(0.30%)	(1.70%)
Others	0.60%	1.10%
Effective income tax rate	26.80%	26.20%